Schedule of Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment [Line Items]
Total, beginning balance	$ 34,978,149	$ 34,087,606	$ 28,370,758
Additions	494,839	1,075,126	5,919,341
Disposals and transfers		(184,583)	(202,493)
Machinery and equipment, Disposals and transfers		184,583	202,493
Total, ending balance	35,472,988	34,978,149	34,087,606
Total, beginning balance	(9,936,836)	(8,044,990)	(6,483,171)
Depreciation	(556,110)	(2,076,429)	(1,561,819)
Accumulated Depreciation Disposals and transfers		184,583
Total, ending balance	(10,492,946)	(9,936,836)	(8,044,990)
Net book value	24,980,042	25,041,313	26,042,616	$ 21,887,587
Land and Building [Member]
Property, Plant, and Equipment [Line Items]
Total, beginning balance	27,635,864	27,654,718	21,928,937
Additions	154,750	165,729	4,042,955
Disposals and transfers		(184,583)	1,682,826
Machinery and equipment, Disposals and transfers		184,583	(1,682,826)
Total, ending balance	27,790,614	27,635,864	27,654,718
Total, beginning balance	(6,935,875)	(5,738,488)	(4,234,199)
Depreciation	(354,530)	(1,401,997)	(1,504,289)
Accumulated Depreciation Disposals and transfers		204,610
Total, ending balance	(7,290,405)	(6,935,875)	(5,738,488)
Net book value	20,500,209	20,699,989	21,916,230
Office Equipment And Software [Member]
Property, Plant, and Equipment [Line Items]
Total, beginning balance	230,041	219,438	230,323
Additions		10,603
Disposals and transfers			(10,885)
Machinery and equipment, Disposals and transfers			10,885
Total, ending balance	230,041	230,041	219,438
Total, beginning balance	(210,001)	(183,984)	(156,130)
Depreciation	(6,616)	(26,017)	(27,854)
Accumulated Depreciation Disposals and transfers
Total, ending balance	(216,617)	(210,001)	(183,984)
Net book value	13,424	20,040	35,454
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total, beginning balance	6,327,982	5,611,300	5,231,077
Additions	325,089	716,682	1,582,988
Disposals and transfers			(1,202,765)
Machinery and equipment, Disposals and transfers			1,202,765
Total, ending balance	6,653,071	6,327,982	5,611,300
Total, beginning balance	(2,483,258)	(1,906,976)	(1,958,989)
Depreciation	170,300	(576,282)	(52,013)
Accumulated Depreciation Disposals and transfers
Total, ending balance	(2,653,558)	(2,483,258)	(1,906,976)
Net book value	3,999,513	3,844,724	3,704,324
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total, beginning balance	779,262	597,150	287,535
Additions	15,000	182,112	293,398
Disposals and transfers			16,217
Machinery and equipment, Disposals and transfers			(16,217)
Total, ending balance	794,262	779,262	597,150
Total, beginning balance	(302,702)	(210,985)	(133,853)
Depreciation	(24,664)	(71,690)	(77,132)
Accumulated Depreciation Disposals and transfers		(20,027)
Total, ending balance	(327,366)	(302,702)	(210,985)
Net book value	466,896	476,560	386,165
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total, beginning balance	5,000	5,000	692,886
Additions
Disposals and transfers			(687,886)
Machinery and equipment, Disposals and transfers			687,886
Total, ending balance	5,000	5,000	5,000
Total, beginning balance	(5,000)	(4,557)
Depreciation		(443)	(4,557)
Accumulated Depreciation Disposals and transfers
Total, ending balance	(5,000)	(5,000)	(4,557)
Net book value			$ 443